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   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 20, 2001

                                                      REGISTRATION NOS. 33-42391
                                                                        811-6391

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         ------------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 15                      /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 17                             /X/
                        (Check appropriate box or boxes)

                         ------------------------------

                      PRUDENTIAL PACIFIC GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-3028


                         MARGUERITE E.H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)


                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.


            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
                    / /   immediately upon filing pursuant to paragraph (b)
                    /X/   on March 22, 2001 pursuant to paragraph (b)
                    / /   60 days after filing pursuant to paragraph (a)(1)
                    / /   on (date) pursuant to paragraph (a)(1)
                    / /   75 days after filing pursuant to paragraph (a)(2)
                    / /   on (date) pursuant to paragraph (a)(2) of Rule 485

            IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                    /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment



TITLE OF SECURITIES BEING REGISTERED.....SHARES OF COMMON STOCK, $.001 PAR VALUE


   Part A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A (File No. 33-42391) filed on December 22, 2000.


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                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 20th day of February, 2001.


                                PRUDENTIAL PACIFIC GROWTH FUND, INC.

                                By              /s/ DAVID R. ODENATH
                                     ------------------------------------------
                                           (David R. Odenath, PRESIDENT)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          SIGNATURE             TITLE                              DATE
          ---------             -----                              ----
     /s/ DELAYNE D. GOLD
------------------------------  Director                     February 20, 2001
       Delayne D. Gold

     /s/ ROBERT F. GUNIA
------------------------------  Vice President and           February 20, 2001
       Robert F. Gunia            Director

    /s/ ROBERT E. LABLANC
------------------------------  Director                     February 20, 2001
      Robert E. LaBlanc

     /s/ DAVID R. ODENATH
------------------------------  Director                     February 20, 2001
       David R. Odenath

       /s/ JUDY A. RICE
------------------------------  Director                     February 20, 2001
         Judy A. Rice

      /s/ ROBIN B. SMITH
------------------------------  Director                     February 20, 2001
        Robin B. Smith

    /s/ STEPHEN STONEBURN
------------------------------  Director                     February 20, 2001
      Stephen Stoneburn

     /s/ NANCY H. TEETERS
------------------------------  Director                     February 20, 2001
       Nancy H. Teeters

     /s/ GRACE C. TORRES        Treasurer and Principal
------------------------------    Financial and Accounting   February 20, 2001
       Grace C. Torres            Officer

    /s/ CLAY T. WHITEHEAD
------------------------------  Director                     February 20, 2001
      Clay T. Whitehead